Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 15. Commitments and Contingencies

The Company evaluates contingencies based upon available evidence. In addition, allowances for losses are provided each year for disputed items which have continuing significance. The Company believes that allowances for losses have been provided to the extent necessary, and that its assessment of contingencies is reasonable. Due to the inherent uncertainties and subjectivity involved in accounting for contingencies, there is at least a reasonable possibility that recorded estimates will change by a material amount in the near term. To the extent that the resolution of contingencies results in amounts which vary from management’s estimates, future operating results will be charged or credited. The principal commitments and contingencies are described below.

Legal Matters

The Company is subject to certain outside claims and litigation arising in the ordinary course of business. In the opinion of Management, the outcome of such matters will not have a material effect on the Company’s condensed consolidated financial statements. Loss contingencies entail uncertainty and a possibility of loss to an entity. If the loss is probable and the amount of loss can be reasonably estimated, the loss should be accrued according to Accounting Standards Codification No. 450-20, Disclosure of Certain Loss Contingencies. As of the end of December 31, 2021, the Company settled a loss contingency for a legal matter related to an employee lawsuit for $350.

Indemnities

The Company’s Articles of Incorporation and bylaws require it, among other things, to indemnify the director or officer against specified expenses and liabilities, such as attorneys’ fees, judgments, fines, and settlements, paid by the individual in connection with any action, suit, or proceeding arising out of the individual’s status or service as its director or officer, other than liabilities arising from willful misconduct or conduct that is knowingly fraudulent or deliberately dishonest, and to advance expenses incurred by the individual in connection with any proceeding against the individual with respect to which the individual may be entitled to indemnification by the Company. The Company also indemnifies its lessor in connection with its facility lease for certain claims arising from the use of the facilities. These indemnities do not provide for any limitation of the maximum potential future payments it could be obligated to make. Historically, the Company has not incurred any payments for these obligations and, therefore, no liabilities have been recorded for these indemnities in the accompanying condensed consolidated balance sheets.

The Health Insurance Portability and Accountability Act

The Health Insurance Portability and Accountability Act (“HIPAA”) assures health insurance portability, reduces healthcare fraud and abuse, guarantees security and privacy of health information, and enforces standards for health information. Organizations are required to be in compliance with HIPAA provisions. The Health Information Technology for Economic and Clinical Health Act (“HITECH”) imposes notification requirements in the event of certain security breaches relating to protected health information. Organizations are subject to significant fines and penalties if found not to be compliant with the provisions outlined in the regulations. The Company believes it is in compliance with these laws.

Regulatory Matters

Laws and regulations governing the Medicare program and healthcare generally, are complex and subject to interpretation. The Company believes that it is in compliance with all applicable laws and regulations and is not aware of any pending or threatened investigations involving allegations of potential wrongdoing. While no regulatory inquiries have been made, compliance with such laws and regulations can be subject to future government review and interpretation as well as significant regulatory action including fines, penalties, and exclusion from the Medicare and Medi-Cal programs.

Many of the Company’s payor and provider contracts are complex in nature and may be subject to differing interpretations regarding amounts due for the provision of medical services. Such differing interpretations may not come to light until a substantial period of time has passed following contract implementation. Liabilities for claims disputes are recorded when the loss is probable and can be estimated. Any adjustments to reserves are reflected in current operations. The Company does not have any reserves for regulatory matters as of March 31, 2022 and December 31, 2021.

Liability Insurance

The Company believes that its insurance coverage is appropriate based upon the Company’s claims experience and the nature and risks of the Company’s business. In addition to the known incidents that have resulted in the assertion of claims, the Company cannot be certain that its insurance coverage will be adequate to cover liabilities, arising out of claims asserted against the Company or the Company’s affiliated professional organizations, in the future where the outcomes of such claims are unfavorable.

The Company believes that the ultimate resolution of all pending claims, including liabilities in excess of the Company’s insurance coverage, will not have a material adverse effect on the Company’s financial position, results of operations or cash flows;

however, there can be no assurance that future claims will not have such a material adverse effect on the Company’s business. Contracted physicians are required to obtain their own insurance coverage.

Note 15. Commitments and Contingencies

The Company evaluates contingencies based upon available evidence. In addition, allowances for losses are provided each year for disputed items which have continuing significance. The Company believes that allowances for losses have been provided to the extent necessary, and that its assessment of contingencies is reasonable. Due to the inherent uncertainties and subjectivity involved in accounting for contingencies, there is at least a reasonable possibility that recorded estimates will change by a material amount in the near term. To the extent that the resolution of contingencies results in amounts which vary from management’s estimates, future operating results will be charged or credited. The principal commitments and contingencies are described below.

Leases

The Company leases its offices, clinics and certain equipment under non-cancellable operating leases, and certain equipment under capital lease agreements, that expire at various dates through 2031. The Company has 56 rental agreements for property. Additionally, the Company has 4 rental agreements for medical equipment classified as capital leases.

Future minimum lease payments under noncancellable operating leases (with initial or remaining lease terms in excess of one year) and future minimum capital lease payments as of December 31, 2021 were:

(in thousands)	Capital leases	Operating leases
Year ending December 31:
2022	$37	$4,263
2023	37	3,946
2024	29	3,291
2025	—	2,718
2026	—	1,954
Thereafter	—	1,044
Total minimum lease payments	$103	$17,216
Less: amount representing interest (6% interest rate)	(7)
Present value of net minimum capital lease payments	$96
Less current installments of obligations under capital leases	(33)
Obligations under capital leases, excluding current installments	$63

Legal Matters

The Company is subject to certain outside claims and litigation arising in the ordinary course of business. In the opinion of Management, the outcome of such matters will not have a material effect on the Company’s consolidated financial statements. Loss contingencies entail uncertainty and a possibility of loss to an entity. If the loss is probable and the amount of loss can be reasonably estimated, the loss should be accrued according to Accounting Standards Codification No. 450-20, Disclosure of Certain Loss Contingencies. As of the end of December 31, 2021, the Company settled a loss contingency for a legal matter related to an employee lawsuit for $350.

Indemnities

The Company’s Articles of Incorporation and bylaws require it, among other things, to indemnify the director or officer against specified expenses and liabilities, such as attorneys’ fees, judgments, fines, and settlements, paid by the individual in connection with any action, suit, or proceeding arising out of the individual’s status or service as its director or officer, other than liabilities arising from willful misconduct or conduct that is knowingly fraudulent or deliberately dishonest, and to advance expenses incurred by the individual in connection with any proceeding against the individual with respect to which the individual may be entitled to indemnification by the Company. The Company also indemnifies its lessor in connection with its facility lease for certain claims arising from the use of the facilities. These indemnities do not provide for any limitation of the maximum potential future payments it could be obligated to make. Historically, the Company has not incurred any payments for these obligations and, therefore, no liabilities have been recorded for these indemnities in the accompanying consolidated balance sheets.

The Health Insurance Portability and Accountability Act

The Health Insurance Portability and Accountability Act (“HIPAA”) assures health insurance portability, reduces healthcare fraud and abuse, guarantees security and privacy of health information, and enforces standards for health information. Organizations are required to be in compliance with HIPAA provisions. The Health Information Technology for Economic and Clinical Health Act (“HITECH”) imposes notification requirements in the event of certain security breaches relating to protected health information. Organizations are subject to significant fines and penalties if found not to be compliant with the provisions outlined in the regulations. The Company believes it is in compliance with these laws.

Regulatory Matters

Laws and regulations governing the Medicare program and healthcare generally, are complex and subject to interpretation. The Company believes that it is in compliance with all applicable laws and regulations and is not aware of any pending or threatened investigations involving allegations of potential wrongdoing. While no regulatory inquiries have been made, compliance with such laws and regulations can be subject to future government review and interpretation as well as significant regulatory action including fines, penalties, and exclusion from the Medicare and Medi-Cal programs.

Many of the Company’s payor and provider contracts are complex in nature and may be subject to differing interpretations regarding amounts due for the provision of medical services. Such differing interpretations may not come to light until a substantial period of time has passed following contract implementation. Liabilities for claims disputes are recorded when the loss is probable and can be estimated. Any adjustments to reserves are reflected in current operations. The Company does not have any reserves for regulatory matters as of December 31, 2021 and 2020.

Liability Insurance

The Company believes that its insurance coverage is appropriate based upon the Company’s claims experience and the nature and risks of the Company’s business. In addition to the known incidents that have resulted in the assertion of claims, the Company cannot be certain that its insurance coverage will be adequate to cover liabilities, arising out of claims asserted against the Company or the Company’s affiliated professional organizations, in the future where the outcomes of such claims are unfavorable.

The Company believes that the ultimate resolution of all pending claims, including liabilities in excess of the Company’s insurance coverage, will not have a material adverse effect on the Company’s financial position, results of operations or cash flows; however, there can be no assurance that future claims will not have such a material adverse effect on the Company’s business. Contracted physicians are required to obtain their own insurance coverage.